Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2013
Financial Instruments
Summary of foreign currency derivative contract activity

Number of contracts
At November 30, 2011	31
Matured during the period	(31)
New contracts entered into during the period	34
At November 30, 2012	34
Matured during the period	(34)
New contracts entered into during the period	35
At November 30, 2013	35

Schedule of fair value of derivative instruments and their location in consolidated balance sheet
Derivatives designated as hedging instruments:	Balance Sheet Location	November 30, 2013	November 30, 2012
Asset derivatives	Other current assets	$2,288	$1,313

Schedule of effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations

Derivatives in Cash Flow Hedging Relationships – Foreign exchange contracts	Gain (Loss) Recognized(1)	Gain (Loss) Reclassified(2)
Year ended November 30 2013	$1,699	$1,313
Year ended November 30 2012	$1,313	$(1,539)
Year ended November 30 2011	$(1,539)	$697

(1)           Amount recognized in AOCI (effective portion) net of tax of $0, $288 and $(632) respectively.

(2)           Amount of gain (loss) reclassified from AOCI into income (effective portion) located in expense.

Schedule of existing derivatives

	November 30,
Derivatives between U.K. pound and U.S. dollar	2013	2012
Nominal value of forward exchange contracts and options	$49,583	$50,232
Fair value of contracts—asset (liability)	$2,641	$932
Average rate of contract	$1.56	$1.57
Period end rate	$1.63	$1.60

	November 30,
Derivatives between Malaysian ringgit and U.S. dollar	2013	2012
Nominal value of forward exchange contracts and options	$18,000	$18,000
Fair value of contracts—asset (liability)	$(352)	$381
Average rate of contract	$0.31	$0.32
Period end rate	$0.31	$0.33

Schedule of the Company's assets and liabilities measured at fair value on a recurring basis

	November 30, 2013		November 30, 2012
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)
Foreign currency forward contracts—asset position	$2,288	$2,288	$1,313	$1,313